Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Other comprehensive loss	₩ (45,091)	₩ 57,252	₩ (38,032)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	2,301,056	2,265,984
Profit or loss	384,766	(22,180)
Other comprehensive loss	(45,091)	57,252
Ending balance	2,640,731	2,301,056	2,265,984
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(17)	(13)
Profit or loss	(1,992)	(4)
Ending balance	(2,009)	(17)	(13)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	68,679	60,539
Profit or loss	(6,665)	8,140
Ending balance	62,014	68,679	60,539
Gross carrying amount [member] | Defined benefit liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(26,642)	(35,617)
Profit or loss	(25,705)	(48,463)
Other comprehensive loss	(43,503)	57,438
Ending balance	(95,850)	(26,642)	(35,617)
Gross carrying amount [member] | Subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(233,552)	(79,301)
Profit or loss	(20,503)	(150,797)
Other comprehensive loss	1,680	(3,454)
Ending balance	(252,375)	(233,552)	(79,301)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	250,582	123,106
Profit or loss	(139,289)	127,476
Ending balance	111,293	250,582	123,106
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	603,492	607,315
Profit or loss	83,303	(3,823)
Ending balance	686,795	603,492	607,315
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	10,814	11,469
Profit or loss	10,484	(655)
Ending balance	21,298	10,814	11,469
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	68,893	63,943
Profit or loss	(11,683)	4,950
Ending balance	57,210	68,893	63,943
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	110,678	169,565
Profit or loss	(21,158)	(62,155)
Other comprehensive loss	(3,268)	3,268
Ending balance	86,252	110,678	169,565
Gross carrying amount [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	958,624	953,209
Profit or loss	836,508	5,415
Ending balance	1,795,132	958,624	953,209
Gross carrying amount [member] | Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	489,505	391,769
Profit or loss	(318,534)	97,736
Ending balance	₩ 170,971	₩ 489,505	₩ 391,769